Significant Acquisitions - U.S. East Coast Business (Table) (Details) (USD $) In Thousands, unless otherwise specified			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 18, 2013 Aegean Bunkering USA LLP Acquisition
Purchase Price
Cash consideration to sellers			$ 127,390
Fair Value of Assets and Liabilities Acquired
Inventories			97,390
Lease agreement			1,915
Total fair value of assets and liabilites acquired			99,305
Goodwill	$ 66,031	$ 37,946	$ 28,085